Note 9 - Redeemable Non-controlling Interests (Details) - Reconciliation of the Beginning and Ending NCI Amounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Redeemable Noncontrolling Interest [Line Items]
Balance, January 1	$ 80,926	$ 81,407
RNCI share of earnings	4,560	3,105	$ 1,253
RNCI redemption increment	12,243	10,117	14,004
Distributions paid to RNCI	(3,602)	(4,008)	(3,037)
Other	16,803	13,222	15,257
Balance, December 31	77,559	80,926	$ 81,407
Noncontrolling Interest Share Of Earnings [Member]
Redeemable Noncontrolling Interest [Line Items]
RNCI share of earnings	4,560	3,105
Noncontrolling Interest Redemption Increment [Member]
Redeemable Noncontrolling Interest [Line Items]
RNCI redemption increment	12,243	10,117
Noncontrolling Interest Distributions Paid To NCI [Member]
Redeemable Noncontrolling Interest [Line Items]
Distributions paid to RNCI	(3,602)	(4,008)
Noncontrolling Interest Purchase Of Interests From NCI Net [Member]
Redeemable Noncontrolling Interest [Line Items]
Purchases of interests from RNCI, net	(17,817)	(11,064)
Noncontrolling Interest Recognized On Business Acquisitions [Member]
Redeemable Noncontrolling Interest [Line Items]
RNCI recognized on business acquisitions	1,696	1,676
Noncontrolling Interest Share Of Other Comprehensive Earnings [Member]
Redeemable Noncontrolling Interest [Line Items]
Other	$ (447)	$ (307)